Leases - Schedule of Lease Liabilities (Details) - Offices [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Line Items]
Offices, Balance at beginning of year	$ 194	$ 87	$ 166
Offices, Additions during year	66	197
Offices, Interest expense during year	15	3	6
Offices, Payments during year	(159)	(98)	(81)
Offices, Translation adjustment	17	5	(4)
Offices, Balance at end of year	133	194	87
Total, Balance at beginning of year	194	87	166
Total, Additions during year	66	197
Total, Interest expense during year	15	3	6
Total, Payments during year	(159)	(98)	(81)
Total, Translation adjustment	17	5	(4)
Total, Balance at end of year	$ 133	$ 194	$ 87